Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of August 2014
Collection Period Start	1-Aug-14	Distribution Date	15-Sep-14
Collection Period End	31-Aug-14	30/360 Days	30
Beg. of Interest Period	15-Aug-14	Actual/360 Days	31
End of Interest Period	15-Sep-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,517,865,698.77	1,012,399,075.72	965,845,653.99	0.6363183
Total Securities		1,517,865,698.77	1,012,399,075.72	965,845,653.99	0.6363183
Class A-1 Notes	0.230000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	195,000,000.00	93,250,434.46	77,993,430.70	0.3999663
Class A-2b Notes	0.285000%	400,000,000.00	191,282,942.49	159,986,524.52	0.3999663
Class A-3 Notes	0.610000%	360,000,000.00	360,000,000.00	360,000,000.00	1.0000000
Class A-4 Notes	0.740000%	109,825,000.00	109,825,000.00	109,825,000.00	1.0000000
Certificates	0.000000%	258,040,698.77	258,040,698.77	258,040,698.77	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	15,257,003.76	34,968.91	78.2410449	0.1793277
Class A-2b Notes	31,296,417.97	46,944.02	78.2410449	0.1173601
Class A-3 Notes	0.00	183,000.00	0.0000000	0.5083333
Class A-4 Notes	0.00	67,725.42	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	46,553,421.73	332,638.35

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				14,016,212.32
Monthly Interest				4,538,699.21
Total Monthly Payments				18,554,911.53

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				654,095.80
Aggregate Sales Proceeds Advance				11,475,336.24
Total Advances				12,129,432.04

Vehicle Disposition Proceeds:
Reallocation Payments				14,530,629.24
Repurchase Payments				1,154,175.62
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				16,475,041.18
Excess Wear and Tear and Excess Mileage				166,681.21
Remaining Payoffs				0.00
Net Insurance Proceeds				879,575.94
Residual Value Surplus				195,548.48
Total Collections				64,085,995.24

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	10,322,673.24			669
Involuntary Repossession	297,939.00			19
Voluntary Repossession	243,853.00			16
Full Termination	3,631,823.00			230
Bankruptcy	34,341.00			2
Insurance Payoff		870,499.77		44
Customer Payoff			145,331.71	8
Grounding Dealer Payoff			12,054,530.48	619
Dealer Purchase			3,390,673.14	162
Total	14,530,629.24	870,499.77	15,590,535.33	1,769

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of August 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	51,612	1,138,806,378.02	7.00000%	1,012,399,075.72
Total Depreciation Received		(16,153,989.70)		(13,007,951.08)
Principal Amount of Gross Losses	(78)	(1,642,601.87)		(1,471,886.40)
Repurchase / Reallocation	(59)	(1,261,430.92)		(1,154,175.62)
Early Terminations	(756)	(14,169,405.30)		(12,410,373.12)
Scheduled Terminations	(1,052)	(20,631,864.27)		(18,509,035.51)
Pool Balance - End of Period	49,667	1,084,947,085.96		965,845,653.99

Remaining Pool Balance
Lease Payment				203,262,671.60
Residual Value				762,582,982.39
Total				965,845,653.99

III. DISTRIBUTIONS

Total Collections					64,085,995.24
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					64,085,995.24

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					539,147.34
3. Reimbursement of Sales Proceeds Advance					9,309,040.44
4. Servicing Fee:
Servicing Fee Due					843,665.90
Servicing Fee Paid					843,665.90
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					10,691,853.68

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					34,968.91

Class A-2 Notes Monthly Interest Paid					34,968.91
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					46,944.02

Class A-2 Notes Monthly Interest Paid					46,944.02
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					183,000.00

Class A-3 Notes Monthly Interest Paid					183,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of August 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,725.42

Class A-4 Notes Monthly Interest Paid	67,725.42
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	332,638.35
Total Note and Certificate Monthly Interest Paid	332,638.35
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	53,061,503.21

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	46,553,421.73

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	46,553,421.73
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,508,081.48

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of August 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,589,328.49
Required Reserve Account Amount		22,767,985.48
Beginning Reserve Account Balance		22,767,985.48
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		22,767,985.48
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,508,081.48
Gross Reserve Account Balance		29,276,066.96
Remaining Available Collections Released to Seller		6,508,081.48
Total Ending Reserve Account Balance		22,767,985.48

V. POOL STATISTICS

Weighted Average Remaining Maturity		10.88
Monthly Prepayment Speed		105%
Lifetime Prepayment Speed		76%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,522,811.15
Securitization Value of Defaulted Receivables and Casualty Receivables	1,471,886.40	78
Aggregate Defaulted and Casualty Gain (Loss)	50,924.75
Pool Balance at Beginning of Collection Period	1,012,399,075.72
Net Loss Ratio	0.0050%

Cumulative Net Losses for all Periods	0.1507%	2,287,387.74

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	6,969,160.24	372
61-90 Days Delinquent	2,194,311.48	111
91-120+ Days Delinquent	682,028.54	37
Total Delinquent Receivables:	9,845,500.26	520
60+ Days Delinquencies as Percentage of Receivables	0.28%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	13,954,496.24	899
Securitization Value	15,578,341.87
Aggregate Residual Gain (Loss)	(1,623,845.63)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	108,358,320.03	6,884
Cumulative Securitization Value	115,867,442.91
Cumulative Residual Gain (Loss)	(7,509,122.88)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		14,849,350.82
Reimbursement of Outstanding Advance		9,309,040.44
Additional Advances for current period		11,475,336.24
Ending Balance of Residual Advance		17,015,646.62

Beginning Balance of Payment Advance		1,526,163.28
Reimbursement of Outstanding Payment Advance		539,147.34
Additional Payment Advances for current period		654,095.80
Ending Balance of Payment Advance		1,641,111.74

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of August 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No